CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 550,131	$ 486,792
Restricted cash	45,205	16,301
Accounts receivable, trade (less allowance for doubtful accounts of $14,018 and $11,677)	344,742	349,626
Prepaid expenses and other current assets (including a prepayment to an affiliate of $11,296 in 2017) (See Note 14)	109,652	88,151
Amounts due from affiliates	21,153	22,182
Investment securities pledged as collateral	0	741,515
Derivative contracts	54,578	352
Total current assets	1,125,461	1,704,919
Property, plant and equipment, net of accumulated depreciation of $2,181,306 and $1,039,297	6,161,511	6,597,635
Investment in affiliates	1,694	5,606
Investment securities pledged as collateral	1,652,917	741,515
Derivative contracts	0	10,604
Other assets (including a prepayment to an affiliate of $2,570 in 2017) (See Note 14)	49,394	48,545
Amortizable intangible assets, net of accumulated amortization	5,426,595	6,352,644
Indefinite-lived cable television franchises	13,020,081	13,020,081
Goodwill	7,993,499	7,992,700
Total assets	35,431,152	36,474,249
Current Liabilities:
Accounts payable	685,026	705,672
Interest	315,467	576,778
Employee related costs	130,640	232,864
Other accrued expenses	412,949	352,315
Amounts due to affiliates	29,002	127,363
Deferred revenue	101,577	94,816
Liabilities under derivative contracts	102,904	13,158
Collateralized indebtedness	0	622,332
Credit facility debt	92,650	33,150
Senior notes and debentures	1,572,358	926,045
Capital lease obligations	10,376	15,013
Notes payable	30,211	5,427
Total current liabilities	3,483,160	3,704,933
Defined benefit plan obligations	93,849	84,106
Notes payable to affiliates and related parties	0	1,750,000
Other liabilities	144,601	113,485
Deferred tax liability	7,194,065	7,966,815
Liabilities under derivative contracts	121,759	78,823
Collateralized indebtedness	1,314,788	663,737
Credit facility debt	5,284,252	3,411,640
Senior notes and debentures	14,280,817	16,581,280
Capital lease obligations	5,857	13,142
Notes payable	49,314	8,299
Total liabilities	31,972,462	34,376,260
Commitments and contingencies
Redeemable equity	390,268	68,147
Stockholders' Equity:
Preferred Stock, $.01 par value, 100,000,000 shares authorized, no shares issued and outstanding at September 30, 2017	0	0
Common stock	0	0
Paid-in capital	4,466,040	3,003,554
Accumulated deficit	(1,401,548)	(975,978)
Total stockholders' equity before accumulated other comprehensive Income and non-controlling interest	3,071,863	2,027,576
Accumulated other comprehensive income (loss)	(4,130)	1,979
Total stockholders' equity	3,067,733	2,029,555
Noncontrolling interest	689	287
Total stockholders' equity	3,068,422	2,029,842
Total liabilities and stockholders' equity	35,431,152	36,474,249
Common Class A
Stockholders' Equity:
Common stock	2,470	0
Common Class B
Stockholders' Equity:
Common stock	4,901	0
Common Class C
Stockholders' Equity:
Common stock	0	0
Customer relationships
Current Assets:
Amortizable intangible assets, net of accumulated amortization	4,763,667	5,345,608
Trade names
Current Assets:
Amortizable intangible assets, net of accumulated amortization	634,681	983,386
Amortizable intangible assets
Current Assets:
Amortizable intangible assets, net of accumulated amortization	$ 28,247	$ 23,650